RETIREMENT BENEFIT OBLIGATIONS - Schedule of Change in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
Changes in the fair value of scheme assets
Interest income	£ 704	£ 914
Employer contributions	1,344	1,149
Exchange and other adjustments	0	1
The Bank
Changes in the fair value of scheme assets
Interest income	435	568
Employer contributions	821	647
Exchange and other adjustments	(1)	0
Post employment retirement benefits | The Group
Changes in the fair value of scheme assets
At 1 January	51,127	45,791
Return on plan assets excluding amounts included in interest income	449	5,565
Interest income	733	937
Employer contributions	1,344	1,149
Benefits paid	(2,034)	(2,254)
Settlements	(23)	(22)
Administrative costs paid	(38)	(54)
Exchange and other adjustments	(24)	15
At 31 December	51,534	51,127
Post employment retirement benefits | The Bank
Changes in the fair value of scheme assets
At 1 January	31,324	28,419
Return on plan assets excluding amounts included in interest income	397	3,217
Interest income	450	581
Employer contributions	821	647
Benefits paid	(1,361)	(1,504)
Settlements	(1)	0
Administrative costs paid	(24)	(33)
Exchange and other adjustments	0	(3)
At 31 December	£ 31,606	£ 31,324